ACCUMULATED OTHER COMPREHENSIVE INCOME (Details3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Pension and other benefit adjustments, before tax:
Amortization of net gain included in net periodic benefit costs, before tax	$ (2,786)	$ (346)
Amortization of prior service credit included in net periodic benefit costs, before tax	(2,888)	(416)
Curtailment gain reclassified to net periodic benefit costs, before tax	(11,867)
Settlement gain reclassified to net periodic benefit costs, before tax	(288)
Other comprehensive income loss, before tax:	(14,125)	2,975
Income tax expense	3,930	(3,100)		3,500	33,470	(263,383)
Other comprehensive income (loss)	(8,616)	1,815	9,444	9,444	(11,360)	14,760
Unrealized net gain on marketable securities before tax:
Net holding gain reclassified to investment income, before tax	(6)	(7)
Other comprehensive income loss, before tax:	(14,125)	2,975
Income tax expense	3,930	(3,100)		3,500	33,470	(263,383)
Other comprehensive income (loss)	(8,616)	1,815	9,444	9,444	(11,360)	14,760
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Net holding loss reclassified to equity in (earnings) losses of non-consolidated entities, before tax	200	215
Other comprehensive income loss, before tax:	(14,125)	2,975
Income tax expense	3,930	(3,100)		3,500	33,470	(263,383)
Other comprehensive income (loss)	(8,616)	1,815	9,444	9,444	(11,360)	14,760
Other comprehensive income (loss)	(8,616)	1,815	9,444	9,444	(11,360)	14,760
Net of tax
Pension and other benefit adjustments, before tax:
Other comprehensive income (loss)	(10,757)	(338)
Unrealized net gain on marketable securities before tax:
Other comprehensive income (loss)	(10,757)	(338)
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income (loss)	(10,757)	(338)
Other comprehensive income (loss)	(10,757)	(338)
Pension and Other Benefits
Pension and other benefit adjustments, before tax:
Other comprehensive income (loss)	(10,174)	(465)
Unrealized net gain on marketable securities before tax:
Other comprehensive income (loss)	(10,174)	(465)
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income (loss)	(10,174)	(465)
Other comprehensive income (loss)	(10,174)	(465)
Pension and Other Benefits | General and administrative: Other
Pension and other benefit adjustments, before tax:
Amortization of net gain included in net periodic benefit costs, before tax	(2,786)	(346)
Amortization of prior service credit included in net periodic benefit costs, before tax	(2,888)	(416)
Curtailment gain reclassified to net periodic benefit costs, before tax	(11,867)
Settlement gain reclassified to net periodic benefit costs, before tax	(288)
Other comprehensive income (loss)					(15,403)	13,703
Unrealized net gain on marketable securities before tax:
Other comprehensive income (loss)					(15,403)	13,703
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income (loss)					(15,403)	13,703
Other comprehensive income (loss)					(15,403)	13,703
Pension and Other Benefits | Total before tax
Pension and other benefit adjustments, before tax:
Other comprehensive income loss, before tax:	(17,829)	(762)
Unrealized net gain on marketable securities before tax:
Other comprehensive income loss, before tax:	(17,829)	(762)
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income loss, before tax:	(17,829)	(762)
Pension and Other Benefits | Tax expense
Pension and other benefit adjustments, before tax:
Income tax expense	6,954	297
Unrealized net gain on marketable securities before tax:
Income tax expense	6,954	297
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Income tax expense	6,954	297
Pension and Other Benefits | Net of tax
Pension and other benefit adjustments, before tax:
Other comprehensive income (loss)	(10,875)	(465)
Unrealized net gain on marketable securities before tax:
Other comprehensive income (loss)	(10,875)	(465)
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income (loss)	(10,875)	(465)
Other comprehensive income (loss)	(10,875)	(465)
Unrealized Gains on Marketable Securities
Pension and other benefit adjustments, before tax:
Other comprehensive income (loss)	821	2,015
Unrealized net gain on marketable securities before tax:
Other comprehensive income (loss)	821	2,015
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income (loss)	821	2,015
Other comprehensive income (loss)	821	2,015
Unrealized Gains on Marketable Securities | Investment income
Pension and other benefit adjustments, before tax:
Other comprehensive income (loss)					2,596	(697)
Unrealized net gain on marketable securities before tax:
Net holding gain reclassified to investment income, before tax	(6)	(7)
Other comprehensive income (loss)					2,596	(697)
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income (loss)					2,596	(697)
Other comprehensive income (loss)					2,596	(697)
Unrealized Gains on Marketable Securities | Total before tax
Pension and other benefit adjustments, before tax:
Other comprehensive income loss, before tax:	(6)	(7)
Unrealized net gain on marketable securities before tax:
Other comprehensive income loss, before tax:	(6)	(7)
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income loss, before tax:	(6)	(7)
Unrealized Gains on Marketable Securities | Tax expense
Pension and other benefit adjustments, before tax:
Income tax expense	2	3
Unrealized net gain on marketable securities before tax:
Income tax expense	2	3
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Income tax expense	2	3
Unrealized Gains on Marketable Securities | Net of tax
Pension and other benefit adjustments, before tax:
Other comprehensive income (loss)	(4)	(4)
Unrealized net gain on marketable securities before tax:
Other comprehensive income (loss)	(4)	(4)
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income (loss)	(4)	(4)
Other comprehensive income (loss)	(4)	(4)
Unrealized Gain from Equity Method Investees' Cash Flow Hedge
Pension and other benefit adjustments, before tax:
Other comprehensive income (loss)	(239)	99
Unrealized net gain on marketable securities before tax:
Other comprehensive income (loss)	(239)	99
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income (loss)	(239)	99
Other comprehensive income (loss)	(239)	99
Unrealized Gain from Equity Method Investees' Cash Flow Hedge | Equity in (Earnings) Losses of Non-consolidated Entities
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Net holding loss reclassified to equity in (earnings) losses of non-consolidated entities, before tax	200	215
Unrealized Gain from Equity Method Investees' Cash Flow Hedge | Total before tax
Pension and other benefit adjustments, before tax:
Other comprehensive income loss, before tax:	200	215
Unrealized net gain on marketable securities before tax:
Other comprehensive income loss, before tax:	200	215
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income loss, before tax:	200	215
Unrealized Gain from Equity Method Investees' Cash Flow Hedge | Tax expense
Pension and other benefit adjustments, before tax:
Income tax expense	(78)	(84)
Unrealized net gain on marketable securities before tax:
Income tax expense	(78)	(84)
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Income tax expense	(78)	(84)
Unrealized Gain from Equity Method Investees' Cash Flow Hedge | Net of tax
Pension and other benefit adjustments, before tax:
Other comprehensive income (loss)	122	131
Unrealized net gain on marketable securities before tax:
Other comprehensive income (loss)	122	131
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Other comprehensive income (loss)	122	131
Other comprehensive income (loss)	$ 122	$ 131